2. Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016
Accounting Policies [Abstract]
Financial Assets and Liabilities
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Financial Instruments	$—	$—	$9,195	$9,195

	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Financial Instruments	$—	$—	$57,922	$57,922

Changes in Fair Value of Deriviative Liability
Amount
Balance December 31, 2016	$57,922
Change in fair market value of derivative liability	(48,727)
Balance December 31, 2017	$9,195